SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA ● ASIA PACIFIC ● EUROPE

September 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  BlackRock Equity Dividend Fund (the “Fund”)

(Securities Act File No. 33-14517, Investment Company Act File No. 811-5178)

Ladies and Gentlemen:

On behalf of the Fund, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor, Institutional and Class R Shares, Service Shares and Class K Shares Prospectuses of the Fund, each dated August 28, 2020, as filed pursuant to Rule 497(c) under the Securities Act of 1933 on August 31, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Very truly yours,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Janey Ahn

John A. MacKinnon

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.